UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10529

The Investment House Funds

(Exact name of registrant as specified in charter)

210 Avenue I, Suite C	Redondo Beach, California 90277
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl

The Investment House LLC

210 Avenue I, Suite C, Redondo Beach, California 90277

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(310) 873-3020

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

The Investment House Growth Fund

(TIHGX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Investment House Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/tihf/. You can also request this information by contacting us at (888) 456-9518.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment House Growth Fund (The)	$72	1.41%

How did the Fund perform during the reporting period?

      For the semi-annual period ended January 31, 2026, the Fund returned 2.1% vs 10.1% for the S&P 500® Index (the “benchmark”). The Fund benefited from its second largest sector allocation to the Communications sector, 25.4% vs 11.0% for the benchmark with the Fund’s Communications sector holdings underperforming 17.5% vs 24.1% for the benchmark. Our largest sector allocation was Technology, 41.3% vs 33.4% for the benchmark, with our technology companies underperforming the benchmark -3.3% to 7.3%. The Fund’s allocations to Financials were roughly a little less than half the benchmark’s, 5.7% vs 12.9%, with the Fund’s financial holdings underperforming 0.5% vs 2.8%. Our Health Care exposure was 7.2% vs 9.4% for the benchmark with the Fund’s selections underperforming the benchmark 2.9% vs 19.7%. In Consumer Discretionary, the Fund’s exposure was 13.4% vs 10.4% for the benchmark, with our Consumer Discretionary selections for the Fund underperforming 4.3% to 9.4%. The Fund’s Materials exposure was 1.9% to 2.0% for the benchmark and the Fund underperformed the benchmark 8.0% to 13.8%.

     Negatively affecting the Fund’s performance relative to the benchmark were the Energy, Real Estate, and Utilities sectors which all contributed positive performance for the benchmark, whereas the Fund had no exposure to these sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026
Investment House Growth Fund (The) - $44,251
S&P 500® Index - $42,515

Table Summary
	Investment House Growth Fund (The)	S&P 500® Index
Jan-2016	$10,000	$10,000
Jan-2017	$11,761	$12,004
Jan-2018	$16,150	$15,174
Jan-2019	$15,828	$14,823
Jan-2020	$19,534	$18,037
Jan-2021	$26,201	$21,148
Jan-2022	$29,359	$26,074
Jan-2023	$22,199	$23,932
Jan-2024	$31,500	$28,914
Jan-2025	$42,171	$36,541
Jan-2026	$44,251	$42,515

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Investment House Growth Fund (The)	4.93%	11.05%	16.04%
S&P 500® Index	16.35%	14.99%	15.57%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 456-9518 or visit https://funddocs.filepoint.com/tihf/ for updated performance information.

Fund Statistics

  Net Assets$226,413,685
  Number of Portfolio Holdings38
  Advisory Fee $1,587,552
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
41.3%
Communications
25.4%
Consumer Discretionary
13.4%
Health Care
7.2%
Financials
5.7%
Consumer Staples
3.0%
Industrials
2.1%
Materials
1.9%
Money Market Funds
0.1%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.1%
Materials	1.9%
Industrials	2.1%
Consumer Staples	3.0%
Financials	5.7%
Health Care	7.2%
Consumer Discretionary	13.4%
Communications	25.4%
Technology	41.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Meta Platforms, Inc. - Class A	12.7%
Alphabet, Inc. - Classes A & C	11.0%
NVIDIA Corporation	10.1%
Amazon.com, Inc.	9.1%
Intuitive Surgical, Inc.	6.0%
Apple, Inc.	5.4%
Intuit, Inc.	3.7%
Texas Instruments, Inc.	3.3%
CrowdStrike Holdings, Inc. - Class A	3.1%
Intercontinental Exchange, Inc.	2.3%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

The Investment House Growth Fund (TIHGX)

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/tihf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-TIHGX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

The Investment House Funds

The Investment House Growth Fund

Semi-Annual Financial Statements
and Additional Information
January 31, 2026
(Unaudited)

The Investment House Growth Fund

Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS — 100.0%	Shares	Value
Communications — 25.4%
Internet Media & Services — 25.4%
Alphabet, Inc. - Class A	65,500	$22,139,000
Alphabet, Inc. - Class C	7,920	2,681,158
Expedia Group, Inc.	7,500	1,986,300
Maplebear, Inc. (a)	17,500	650,300
Meta Platforms, Inc. - Class A	40,185	28,792,552
Reddit, Inc. - Class A (a)	7,000	1,261,890
		57,511,200
Consumer Discretionary — 13.4%
E-Commerce Discretionary — 11.0%
Amazon.com, Inc. (a)	86,330	20,658,769
MercadoLibre, Inc. (a)	1,950	4,188,190
		24,846,959
Retail - Discretionary — 2.4%
Lowe’s Companies, Inc.	8,500	2,270,010
Williams-Sonoma, Inc.	16,000	3,274,400
		5,544,410
Consumer Staples — 3.0%
Household Products — 0.9%
Church & Dwight Company, Inc.	22,000	2,117,500

Retail - Consumer Staples — 2.1%
Costco Wholesale Corporation	5,000	4,701,250

Financials — 5.7%
Institutional Financial Services — 4.0%
Intercontinental Exchange, Inc.	30,000	5,213,400
Nu Holdings Ltd. - Class A (a)	210,000	3,727,500
		8,940,900
Specialty Finance — 1.7%
American Express Company	11,000	3,873,870

See accompanying notes to financial statements.

The Investment House Growth Fund

Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS — 100.0% (Continued)	Shares	Value
Health Care — 7.2%
Medical Equipment & Devices — 7.2%
Intuitive Surgical, Inc. (a)	27,000	$13,613,940
Stryker Corporation	7,500	2,771,700
		16,385,640
Industrials — 2.1%
Commercial Support Services — 1.2%
Waste Management, Inc.	12,000	2,666,880

Transportation & Logistics — 0.9%
Norfolk Southern Corporation	7,000	2,038,680

Materials — 1.9%
Chemicals — 1.9%
Ecolab, Inc.	15,000	4,229,850

Technology — 41.3%
Semiconductors — 14.3%
NVIDIA Corporation	119,945	22,925,088
QUALCOMM, Inc.	13,700	2,076,783
Texas Instruments, Inc.	35,000	7,544,250
		32,546,121
Software — 11.9%
Adobe, Inc. (a)	12,000	3,519,000
Autodesk, Inc. (a)	11,000	2,781,570
CrowdStrike Holdings, Inc. - Class A (a)	16,000	7,062,480
Intuit, Inc.	16,800	8,381,856
Microsoft Corporation	12,000	5,163,480
		26,908,386
Technology Hardware — 8.0%
Apple, Inc.	47,473	12,318,294
Dell Technologies, Inc. - Class C	15,000	1,716,600
Motorola Solutions, Inc.	10,000	4,025,400
		18,060,294
Technology Services — 7.1%
Accenture plc - Class A	17,900	4,719,156
Automatic Data Processing, Inc.	7,000	1,727,740
Block, Inc. - Class A (a)	25,000	1,510,750

See accompanying notes to financial statements.

The Investment House Growth Fund

Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS — 100.0% (Continued)	Shares	Value
Technology — 41.3% (Continued)
Technology Services — 7.1% (Continued)
Paychex, Inc.	24,000	$2,475,120
PayPal Holdings, Inc.	45,000	2,371,050
Visa, Inc. - Class A	10,000	3,218,300
		16,022,116

Total Common Stocks (Cost $33,427,983)		$226,394,056

MONEY MARKET FUNDS — 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 3.57% (b) (Cost $166,023)	166,023	$166,023

Total Investments at Value — 100.1%
(Cost $33,594,006) (c)		$226,560,079

Liabilities in Excess of Other Assets — (0.1%)		(146,394)

Net Assets — 100.0%		$226,413,685

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2026.
(c)	All securities are pledged as collateral for the Fund’s bank line of credit (Note 5).

See accompanying notes to financial statements.

The Investment House Growth Fund

Statement of Assets and Liabilities

January 31, 2026 (Unaudited)

ASSETS
Investments in securities:
At cost	$33,594,006
At value (Note 2)	$226,560,079
Receivable for capital shares sold	5,500
Dividends receivable	142,210
Tax reclaims receivable	11,874
Total Assets	226,719,663

LIABILITIES
Payable for capital shares redeemed	25,788
Accrued investment advisory fees (Note 4)	268,909
Accrued Trustees’ fees (Note 4)	11,281
Total Liabilities	305,978

Contingencies and Commitments (Note 6)	—

NET ASSETS	$226,413,685

Net assets consist of:
Paid-in capital	$35,481,932
Accumulated earnings	190,931,753
Net assets	$226,413,685

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,370,535

Net asset value, redemption price and offering price per share (Note 2)	$95.51

See accompanying notes to financial statements.

The Investment House Growth Fund

Statement of Operations

For the Six Months Ended January 31, 2026 (Unaudited)

INVESTMENT INCOME
Dividend income	$688,215

EXPENSES
Investment advisory fees (Note 4)	1,587,552
Trustees’ fees (Note 4)	11,343
Borrowing costs and bank fees (Note 5)	445
Total expenses	1,599,340

NET INVESTMENT LOSS	(911,125)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(226,106)
Net realized gains from in-kind redemptions	5,042,604
Net change in unrealized appreciation (depreciation) on investments	786,306
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	5,602,804

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,691,679

See accompanying notes to financial statements.

The Investment House Growth Fund

Statements of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
FROM OPERATIONS
Net investment loss	$(911,125)	$(1,650,387)
Net realized gains (losses) from investment transactions	(226,106)	337,989
Net realized gains from in-kind redemptions	5,042,604	27,511,384
Net change in unrealized appreciation (depreciation) on investments	786,306	11,419,117
Net increase in net assets resulting from operations	4,691,679	37,618,103

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(74,384)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,945,961	14,883,940
Net asset value of shares issued in reinvestment of distributions to shareholders	70,676	—
Payments for shares redeemed	(8,413,114)	(40,719,560)
Net decrease in net assets from capital share transactions	(4,396,477)	(25,835,620)

TOTAL INCREASE IN NET ASSETS	220,818	11,782,483

NET ASSETS
Beginning of period	226,192,867	214,410,384
End of period	$226,413,685	$226,192,867

CAPITAL SHARE ACTIVITY
Shares sold	41,635	172,522
Shares reinvested	735	—
Shares redeemed	(89,417)	(470,860)
Net decrease in shares outstanding	(47,047)	(298,338)
Shares outstanding, beginning of period	2,417,582	2,715,920
Shares outstanding, end of period	2,370,535	2,417,582

See accompanying notes to financial statements.

The Investment House Growth Fund

Financial Highlights

Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended January 31,		Years Ended
	2026 (Unaudited)		July 31, 2025	July 31, 2024	July 31, 2023	July 31, 2022	July 31, 2021
Net asset value at beginning of period	$93.56		$78.95	$61.89	$52.67	$67.58	$49.80

Income (loss) from investment operations:
Net investment loss (a)	(0.39)		(0.73)	(0.61)	(0.31)	(0.49)	(0.41)
Net realized and unrealized gains (losses) on investments	2.37		15.34	17.96	9.53	(14.42)	18.19
Total from investment operations	1.98		14.61	17.35	9.22	(14.91)	17.78

Less distributions:
From net realized gains on investments	(0.03)		—	(0.29)	—	—	—

Net asset value at end of period	$95.51		$93.56	$78.95	$61.89	$52.67	$67.58

Total return (b)	2.12	%(c)	18.50%	28.15%	17.50%	(22.06%)	35.70%

Net assets at end of period (000’s)	$226,414		$226,193	$214,410	$195,317	$170,487	$224,304

Ratio of total expenses to average net assets (d)	1.41	%(e)	1.41%	1.45%	1.42%	1.41%	1.41%
Ratio of net investment loss to average net assets (a)(d)	(0.80	%)(e)	(0.76%)	(0.77%)	(0.60%)	(0.78%)	(0.71%)
Portfolio turnover rate	0	%(c)	2%	1%	9%	10%	1%

(a)	Recognition of net investment loss by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies, if any, in which the Fund may invest.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund may invest.
(e)	Annualized.

See accompanying notes to financial statements.

The Investment House Growth Fund

Notes to Financial Statements

January 31, 2026 (Unaudited)

1. Organization

The Investment House Growth Fund (the “Fund”) is a diversified series of The Investment House Funds (the “Trust”), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001.

The investment objective of the Fund is long term capital appreciation.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment Reporting – The management team of The Investment House, LLC (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to the Financial Statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Fund Management concludes that there is no impact on the Fund’s financial statements.

Securities valuation – The Fund values its portfolio securities at market value as of close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the last sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using

The Investment House Growth Fund

Notes to Financial Statements (Continued)

a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). If market prices are not available or the Adviser, believes such prices do not accurately reflect the market value of such securities, securities will be valued by the Adviser as “valuation designee”, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations, if any, will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Investment House Growth Fund

Notes to Financial Statements (Continued)

The following is a summary of the Fund’s investments and the inputs used to value the investments as of January 31, 2026 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$226,394,056	$—	$—	$226,394,056
Money Market Funds	166,023	—	—	166,023
Total	$226,560,079	$—	$—	$226,560,079

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of or during the six months ended January 31, 2026.

Share valuation – The NAV is calculated daily by dividing the value of the Fund’s total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share.

Investment transactions and investment income – Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned.

Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Fund will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded based upon the Fund’s interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Fund’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.

Distributions to shareholders – Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid by the Fund during the periods ended January 31, 2026 and July 31, 2025 was as follows:

Periods Ended	Long-Term Capital Gains	Total Distributions
January 31, 2026	$74,384	$74,384
July 31, 2025	$—	$—

The Investment House Growth Fund

Notes to Financial Statements (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that the Fund distributes its net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2026:

Cost of investments	$33,594,006
Gross unrealized appreciation	$193,129,030
Gross unrealized depreciation	(162,957)
Net unrealized appreciation	192,966,073
Accumulated ordinary loss	(1,808,212)
Other losses	(226,108)
Accumulated earnings	$190,931,753

Redemption proceeds normally are paid in cash. However, the Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions “in-kind” usually occur if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund’s assets). For book purposes, the Fund will recognize a gain on the redemption in-kind to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on a redemption in-kind are generally not recognized for tax purposes. During the six months ended January 31, 2026, shares redeemed included redemption in-kind transactions of 16,460 shares valued at $5,252,200. The Fund had realized gains on these transactions of $5,042,604 recorded on the accompanying Statement of Operations.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Investment House Growth Fund

Notes to Financial Statements (Continued)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended January 31, 2026, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended January 31, 2026, cost of purchases and proceeds from sales of investment securities, other than short-term investments and in-kind transactions, if any, amounted to $0 and $531,733, respectively.

4. Transactions with Related Parties

A Trustee is affiliated with the Adviser and certain officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, or Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund’s shares.

Under the terms of a Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee, which is accrued daily and paid monthly, at the annual rate of 1.40% of the Fund’s average daily net assets. The Adviser pays all operating expenses of the Fund not specifically assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s trustees and officers with respect thereto. The Fund also pays expenses which it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

The Trust has entered into a Distribution Agreement with the Distributor, pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

The Fund pays each Trustee who is not affiliated with the Adviser $7,500 annually. Trustees who are affiliated with the Adviser do not receive compensation from the Fund.

The Investment House Growth Fund

Notes to Financial Statements (Continued)

PRINCIPAL HOLDER OF FUND SHARES

As of January 31, 2026, the following shareholder of record owned 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Company (for the benefit of its customers)	54%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholders’ meeting.

5. Bank Line of Credit

The Fund has a secured bank line of credit with U.S. Bank, N.A. that provides a maximum borrowing of up to $20,000,000. The line of credit may be used to cover redemptions and/or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of “leverage.” Because the Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing the Fund’s NAV may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value.

In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The Fund also pays an annual renewal fee of $1,000 plus any legal fees related to the arrangement. The line of credit matures February 3, 2026. During the six months ended January 31, 2026, the Fund incurred $445 of interest expense and fees related to the borrowings. The average debt outstanding and the average interest rate for the days with borrowing during the six months ended January 31, 2026 were $170,769 and 7.25%. The largest outstanding borrowing during the six months ended January 31, 2026 was $261,000. As of January 31, 2026, there were no outstanding borrowings for the Fund.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure

The Investment House Growth Fund

Notes to Financial Statements (Continued)

under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the Technology sector, it will be affected by developments affecting that sector. Companies in this sector may be significantly affected by intense competition. In addition, technology products may be subject to rapid obsolescence. As of January 31, 2026, the Fund had 41.3% of the value of its net assets invested in companies within the Technology sector and 25.4% within the Communications sector.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Investment House Growth Fund

Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Advisory Agreement Renewal

The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved the continuance of the Fund’s Management Agreement (the “Agreement”) with the Adviser. Approval took place at a meeting held on September 22, 2025, at which a majority of the Independent Trustees were present.

The Trustees were advised by legal counsel of their fiduciary obligations in approving the Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement continues to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser; (iii) the costs of the services provided and the profits realized by the Adviser and its affiliates from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders; and (vi) whether the Fund’s advisory fee is reasonable in comparison to fees paid by other funds in its peer group and in absolute terms. The Trustees reviewed the background, qualifications, education and experience of the Adviser’s primary investment and key operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser’s compliance program, and the Adviser’s role in coordinating such services and programs. The Independent Trustees were advised by experienced legal counsel throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreement with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Nature, extent and quality of services

The Independent Trustees discussed the responsibilities of the Adviser under the Agreement, noting that the Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund. The Independent Trustees reviewed the Adviser’s Form ADV (Parts 1, 2, and 3) and biographical information on each of the Adviser’s key personnel from its investment management and compliance teams. The Trustees also considered the Adviser’s compliance procedures and its commitment to compliance.

The Investment House Growth Fund

Additional Information (Unaudited) (Continued)

The Independent Trustees considered the Adviser’s responsibilities with regards to brokerage selection. The Trustees noted that the Adviser does not participate in any “soft dollar” arrangements.

Investment Results

The Independent Trustees reviewed information regarding the Fund’s historical performance as compared to the S&P 500 Index (its primary benchmark) and to other relevant averages. The Independent Trustees discussed the Fund’s performance for various periods ended July 31, 2025, noting that the Fund performed better than the index for the one-year, three-year, and since inception periods, and underperformed compared to the index for the five-year period. The Trustees reviewed a report prepared by Broadridge that provided them with comparative fee and performance information, noting that the report provided two points of comparison, including a custom category and a peer group. As compared to its Custom Category, the Trustees observed that the Fund performed above the median for the three-year and since inception periods ended July 31, 2025, and underperformed compared to the median for the one-year period and five-year period. When comparing the Fund’s performance to that of the Peer Group, the Trustees noted that the Fund performed above the median for the three-year and since inception periods ended July 31, 2025, and underperformed for the one-year and five-year periods. The Board also considered the performance information provided as part of the Adviser’s Report, which showed that the Fund outperformed as compared to the Index and as compared to the Russell 1000 Index for the 10-year, 15-year, 20-year, and since inception periods ended August 31, 2025. The Independent Trustees discussed the Fund’s periods of underperformance and outperformance, noting that investors that have been invested in the Fund since inception have experienced significant outperformance when compared to the Index. They acknowledged the Adviser’s investment management style, its consistency of implementing the Fund’s strategy and the Fund’s consistently low portfolio turnover rate. The Independent Trustees stated that they believe shareholders are being provided with a high-quality actively managed tax-efficient growth fund.

Advisory fees and total expenses

In reviewing the advisory fee and total expense ratio of the Fund, the Independent Trustees were provided with comparative expense and advisory fee information for funds in the Custom Category and the Peer Group. The Independent Trustees considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s ordinary operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons of advisory fees only. The Independent Trustees specifically noted that the Fund’s total expense ratio of 1.41% is higher than the average and median net expense ratios of is Custom Category (0.75% and 0.74%, respectively) and the average and median net expense ratios of its Peer Group (0.84% and 0.77%, respectively).

The Independent Trustees also reviewed information regarding the advisory fees charged by the Adviser to its non-fund clients with similar investment mandates. They noted that the Adviser’s fee schedule ranges from 0.00% to 1.50% per annum, with the majority of accounts paying 1.00% or less. The Independent Trustees reviewed additional information

The Investment House Growth Fund

Additional Information (Unaudited) (Continued)

regarding the advisory fees paid by non-fund clients, and the reasons those fees may be lower than the Fund’s advisory fee. The Independent Trustees also considered the significant investment, operational and regulatory differences between advising a mutual fund and non-fund client accounts.

The Independent Trustees next reviewed the Adviser’s analysis of its profitability with respect to the Agreement and the Adviser’s balance sheet as of July 31, 2025. The Independent Trustees noted that the Adviser’s profitability analysis indicates that the Adviser earned what they considered to be a modest net profit (without taking into account marketing and distribution expenses) with respect to the Agreement for the period covered by the analysis. The Independent Trustees also concluded that the Adviser possesses the financial resources necessary to serve as investment adviser to the Fund.

Ancillary benefits

The Independent Trustees considered the ancillary benefits that the Adviser may receive with regard to providing advisory services to the Fund and concluded that, in light of the amounts involved, these factors are only secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

Economies of Scale

The Independent Trustees considered economies of scale, noting that at the present time the Fund has not realized any significant economies of scale. They observed that as the Fund continues to grow in assets, this factor will become more relevant to their consideration process, and it may become necessary at some future point for the Adviser to consider adding breakpoints to the Agreement.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Independent Trustees concluded that: (i) based on both the short-term and long-term performance of the Fund and the consistent application of the Fund’s investment strategies, as well as the other services provided under the Agreement, such as the selection of broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, providing for chief compliance officer services, and overseeing the activities of the Fund’s other service providers, they believe that the Adviser has provided quality services to the Fund; (ii) the Fund’s overall expense ratio of 1.41% is reasonable compared to comparably managed funds, and in light of the Fund’s performance as compared to its benchmark index and its peers; (iii) comparisons between the advisory fees payable to the Adviser with other comparably managed funds are not particularly meaningful due to the Adviser’s commitment to pay most of the Fund’s ordinary operating expenses out of the Adviser’s own resources; and (iv) the advisory fees charged by the Adviser to the Fund were within the range of advisory fees charged by the Adviser to its privately managed accounts. The Independent Trustees discussed the significant differences between the services provided by the Adviser to the Fund and those provided to the privately managed accounts. The Independent Trustees also discussed economies of scale, deciding that at the present time it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of

The Investment House Growth Fund

Additional Information (Unaudited) (Continued)

scale. The Independent Trustees did note that if the Fund grows significantly in assets it may become necessary for the Adviser to consider adding fee breakpoints to the Agreement. The Independent Trustees also considered the “fallout benefits” to, and the profitability of, the Adviser but, given the amounts involved, viewed these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Agreement for an additional annual period.

THE INVESTMENT HOUSE FUNDS

Investment Adviser
The Investment House LLC
210 Avenue I
Suite C
Redondo Beach, CA 90277

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246
1.888.456.9518

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Pkwy
Suite 310
Leawood, Kansas 66211

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Board of Trustees
Darrin F. DelConte
Nicholas G. Tonsich
Timothy J. Wahl
Michael A. Zupanovich

Officers
Timothy J. Wahl, President
Stacey A. Havens, Vice President
David L. Kahn, CCO and Secretary
Kendahl Herrmann, Treasurer

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Filed under Item 7 as applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Not required

(a)(2)	Not applicable

(a)(3)	A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Investment House Funds

By (Signature and Title)*	/s/ Timothy J. Wahl
Timothy J. Wahl, President and Principal Executive Officer

Date	April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy J. Wahl
Timothy J. Wahl, President and Principal Executive Officer

Date	April 7, 2026

By (Signature and Title)*	/s/ Kendahl Herrmann
Kendahl Herrmann, Treasurer and Principal Financial Officer

Date	April 7, 2026

*	Print the name and title of each signing officer under his or her signature.